Average Annual Total Returns - Transamerica JPMorgan Asset Allocation - Moderate Growth VP	Initial 1 Year	Initial 5 Years	Initial 10 Years	Initial Inception Date	Service 1 Year	Service 5 Years	Service 10 Years	Service Inception Date	Wilshire 5000 Total Market Index SM (reflects no deduction for fees, expenses or taxes) 1 Year	Wilshire 5000 Total Market Index SM (reflects no deduction for fees, expenses or taxes) 5 Years	Wilshire 5000 Total Market Index SM (reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	15.07%	10.37%	7.83%	May 01, 2002	14.66%	10.08%	7.56%	May 01, 2003	22.18%	15.56%	13.69%	7.51%	4.44%	3.84%